WARRANT LIABILITY (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Outstanding and exercisable underlying shares, Beginning	3,602,215	3,602,215
Outstanding and exercisable underlying shares, Ending	10,778,061	3,602,215
Warrant [Member]
Outstanding and exercisable underlying shares, Beginning	3,602,215
Warrants Issued, underlying shares	7,175,846
Outstanding and exercisable underlying shares, Ending	10,778,061	3,602,215
Outstanding and exercisable Weighted Average Exercise Price, Beginning	$ 1.99
Warrants Issued, Weighted Average Exercise Price	0.80
Outstanding and exercisable Weighted Average Exercise Price, Ending	$ 1.20	$ 1.99